Warrants (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	37,417	34,084
Number of Options, Granted	250,000	3,333
Number of Options, Exercised
Number of Options, Ending Balance	287,417	37,417
Number of Options, Exercisable	37,417	37,417
Weighted Average Exercise Price, Beginning Balance	$ 29.24	$ 30.60
Weighted Average Exercise Price, Granted	6.75	15.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Ending Balance	$ 9.68	$ 29.24
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Ending Balance